Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares	325,570,524
Beginning balance, value at Dec. 31, 2016	$ 32,557	$ 4,097,711	$ 0	$ (2,674,795)	$ 0	$ 1,455,473
Repurchase of shares, value			(88,000)			(88,000)
Options issued for the purchase of fixed assets		26,532				26,532
Net income (loss)				(847,860)		(847,860)
Ending balance, shares at Dec. 31, 2017	325,570,524
Ending balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Beginning balance, shares	325,570,524
Beginning balance, shares	325,241,112
Repurchase and cancellation of shares, shares	(329,412)
Repurchase and cancellation of shares, value	$ (33)	(111,967)	88,000			(24,000)
Net income (loss)				71,006		71,006
Ending balance, shares at Mar. 31, 2018	325,241,112
Beginning balance, shares	326,428,583
Beginning balance, value at Dec. 31, 2017	$ 32,557	4,124,243	(88,000)	(3,522,655)	0	546,145
Repurchase and cancellation of shares, shares	(351,941)
Repurchase and cancellation of shares, value	$ (35)	(119,965)	88,000			(32,000)
Stock issued for cash, shares	1,000,000
Stock issued for cash, value	$ 100	24,900				25,000
Stock issued for settlement of accrued expenses, shares	210,000
Stock issued for settlement of accrued expenses, value	$ 210	23,079				23,100
Options issued for debt settlement and services		312,489				312,489
Beneficial conversion feature		2,956,704				2,956,704
Stock option issued for services		1,492,499				1,492,499
Warrants issued services		1,300,126				1,300,126
Noncontrolling interest granted on Photo File acquisision					2,750,000	2,750,000
Net income (loss)				(493,975)	659,159	165,184
Ending balance, shares at Dec. 31, 2018	326,428,583
Ending balance, value at Dec. 31, 2018	$ 32,643	10,114,075	$ 0	(4,016,630)	3,409,159	6,130,088
Beginning balance, shares	325,241,112
Beginning balance, shares	326,428,583
Beginning balance, shares	326,428,583
Beneficial conversion feature		572,924				572,924
Stock option issued for services		297,800				297,800
Warrants issued services		$ 312,000				312,000
Net income (loss)				$ (3,593,178)	$ (89,975)	(3,683,153)
Ending balance, shares at Mar. 31, 2019	326,428,583
Ending balance, value at Mar. 31, 2019						$ 3,698,492
Beginning balance, shares	326,428,583